SUBSEQUENT EVENTS (Details Narrative)																			1 Months Ended																	12 Months Ended
	Jul. 15, 2022 USD ($)	Jul. 15, 2022 CAD ($)	Jul. 15, 2022 USD ($)	Jul. 15, 2022 CAD ($)	Jul. 14, 2022 USD ($) shares	Jul. 05, 2022 $ / shares shares	Apr. 04, 2022 USD ($)	Apr. 04, 2022 CAD ($)	Apr. 03, 2022 USD ($)	Apr. 03, 2022 CAD ($)	Mar. 09, 2022 USD ($)	Mar. 09, 2022 CAD ($)	Mar. 09, 2022 USD ($)	Mar. 09, 2022 CAD ($)	Nov. 09, 2021 USD ($)	Nov. 09, 2021 CAD ($)	Oct. 08, 2021 USD ($)	Oct. 08, 2021 CAD ($)	Jul. 19, 2022 USD ($) shares	Jul. 18, 2022 USD ($)	Jul. 18, 2022 CAD ($)	Jun. 24, 2022 USD ($)	Jun. 24, 2022 CAD ($)	Jun. 17, 2022 USD ($)	Jun. 17, 2022 CAD ($)	May 25, 2022 USD ($)	May 25, 2022 CAD ($)	May 25, 2022 USD ($)	May 25, 2022 CAD ($)	May 19, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($)	May 19, 2021 USD ($)	May 19, 2021 CAD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($)	Jun. 24, 2022 CAD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding | shares																															35,000,000					35,000,000			35,000,000	35,000,000	35,000,000
Purchase price																																	$ 73,200,000	$ 93,300,000
Deposit paid																																	$ 7,200,000	$ 9,000,000.0
Proceeds from loan																																			$ 5,500,000
Mortgage loan																															$ 542,264					$ 542,264			$ 172,629
Ms Fan Zhou [Member]
Subsequent Event [Line Items]
Proceeds from loan											$ 1,700,000	$ 2,120,000			$ 5,250,000	$ 6,560,000																					$ 15,680,000
Loan repaid													$ 12,550,000	$ 15,680,000																						$ 12,550,000
First Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid																	$ 1,600,000	$ 2,000,000
Second Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid																	$ 800,000	$ 1,000,000
Third Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid															$ 2,400,000	$ 3,000,000
Fourth Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid																															$ 2,400,000	$ 3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits																														$ 500,000,000
Common Stock, Shares, Issued | shares																														39,250,000
Common Stock, Shares, Outstanding | shares																														39,250,000
Mortgage loan																						$ 48,000,000.0																$ 60,000,000.0
Interest rate																						1.00%	1.00%
Loan amount description																						An upfront fee of $96,036 (C$ 120,000) which is 0.2% of loan amount will be deducted from the loan amount on the closing date. The loan is guaranteed by the Company. Mr. Fan Zhou also provides personal guarantee for 100% of the loan amount.	An upfront fee of $96,036 (C$ 120,000) which is 0.2% of loan amount will be deducted from the loan amount on the closing date. The loan is guaranteed by the Company. Mr. Fan Zhou also provides personal guarantee for 100% of the loan amount.
Education payment paid																						$ 80,030	$ 100,000
Subsequent Event [Member] | Griggs International Academy China Co Ltd [Member]
Subsequent Event [Line Items]
Newly issued shares | shares					9,000
Shares issued					$ 900,000,000
Subsequent Event [Member] | Ms Fan Zhou [Member]
Subsequent Event [Line Items]
Proceeds from loan	$ 800,000	$ 1,000,000.0							$ 1,440,000	$ 1,800,000										$ 2,960,000	$ 3,700,000							$ 4,800,000	$ 6,000,000.0
Loan repaid			$ 12,550,000	$ 15,680,000																						$ 12,550,000	$ 15,680,000
Subsequent Event [Member] | Fifth Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid							$ 1,440,000	$ 1,800,000
Subsequent Event [Member] | Sixth Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid																												4,800,000
Subsequent Event [Member] | Seventh Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid																								$ 800,000	$ 1,000,000
Subsequent Event [Member] | Eighth Deposit Agreement [Member]
Subsequent Event [Line Items]
Deposit paid	$ 800,000	$ 1,000,000
Subsequent Event [Member] | Moatfield Drive Purchase Agreement [Member]
Subsequent Event [Line Items]
Deposit paid																												$ 15,040,000.00	$ 18,800,000
Subsequent Event [Member] | Two Griggs Sharesholders [Member]
Subsequent Event [Line Items]
Purchase of shares | shares																			1,000
Total consideration																			$ 50,000
IPO [Member]
Subsequent Event [Line Items]
Newly issued shares | shares																														4,250,000
Proceeds from offering																														$ 17,000,000.0
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newly issued shares | shares																														4,250,000
Offering price | $ / shares																														$ 4.00
Shares issued																														$ 17,000,000.0
Proceeds from offering																														$ 14,300,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newly issued shares | shares						637,500
Offering price | $ / shares						$ 4.00